Financial liabilities - Additional Information (Details) € in Thousands				1 Months Ended				2 Months Ended	12 Months Ended
	Oct. 18, 2022 EUR (€)	Jan. 01, 2021	Jul. 10, 2020 EUR (€) quarterly_instalment	Jun. 30, 2020 EUR (€)	Mar. 31, 2019 EUR (€)	Oct. 31, 2018 EUR (€)	Jul. 31, 2018 EUR (€) tranche	Dec. 31, 2022 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2018 EUR (€)	Oct. 18, 2023	Oct. 12, 2023 EUR (€)	Jun. 30, 2022	Jun. 30, 2021 EUR (€)
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Increase in loans and conditional advances									€ 150	€ 0	€ 0
Loans repayments									2,971	3,642	2,833
Non-current financial liabilities								€ 48,608	45,543	48,608
impact of determining the initial fair value of the debt and the impact of discounting								1,400
Interest payable									€ 5,400
Discount rate used in current estimate of value in use									21.30%
Catch-up adjustment to the debt through profit and loss									€ 300
Financial liability extinguished amount										27,500
Fair value of financial liability										34,400
Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting									€ 289	(6,882)
Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, fixed flows rate									16.09%
Bottom of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings, fixed flows rate									14.95%
EIB fixed rate loan
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Number of tranches | tranche							3
Increase in loans and conditional advances					€ 14,000	€ 16,000
Gains (losses) on financial liabilities at fair value through profit or loss	€ 6,900
Financial liabilities, carrying amount immediately after initial application of IFRS 9	27,500
Financial liabilities, at fair value	€ 34,400								€ 34,400
Royalties agreement, period	6 years	6 years					6 years
Milestones payment									800	20,000
Accrued interest	€ 5,400													€ 5,400
Milestone payment	€ 20,000													20,000
Borrowings, cumulative milestone prepayment amount														€ 100,000
Loans repayments									800
Non-current financial liabilities								27,500	19,200	27,500
Weighted average cost of capital													30.00%
Borrowings, interest rate	21.30%				5.00%	6.00%
Debt extinguished										6,900
Impact of accretion and discounting									(300)
Expected future royalty payments								32,400	36,600	32,400	3,400
Borrowings								58,100	89,800	58,100
Estimated royalty payments									€ 36,600
Forecasted sales period									6 years
EIB fixed rate loan | Principal And Fixed Rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings									€ 33,900
EIB fixed rate loan | Milestone Payment
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings									19,200
EIB fixed rate loan | Fixed interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Interest payable								12,800	6,600	12,800
Interest expense on borrowings										2,300	€ 1,800
EIB fixed rate loan | Variable interest rate
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowings								€ 32,400		32,400
EIB fixed rate loan | Conditional Advances and Loans from Government and Public Authorities
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Impact of accretion and discounting									285	€ (6,855)
EIB fixed rate loan | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount							€ 40,000
Bpifrance “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 5,000
Increase in loans and conditional advances			€ 5,000
Loans repayments									€ 1,400
Borrowings, interest rate			2.25%					1.36%	1.36%	1.36%
Borrowing, initial period bearing no interest			12 months
Borrowing, maturity			6 years
Percentage of state-guaranteed loan			0.90
Borrowing, subsequent period bearing interest			5 years
Borrowing, guarantee fee			1.61%					0.25%	0.25%	0.25%
Number of quarterly instalments | quarterly_instalment			20
HSBC “PGE”
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Notional amount				€ 5,000
Loans repayments									€ 1,300
Borrowings, interest rate															0.31%
Borrowing, initial period bearing no interest				12 months
Borrowing, deferment period				1 year
Borrowing, guarantee fee								0.25%	0.25%	0.25%
Milestones amount paid in advance									€ 800
HSBC “PGE” | Top of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				5 years
HSBC “PGE” | Bottom of Range
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Borrowing, deferment period				1 year
Banque Publique d’Investissement
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances, interest rate												1.56%
Advances received												€ 2,100
Bpifrance
Disclosure Of Detailed Information About Financial Liabilities [Line Items]
Advances received																€ 350
Authorized amount to be advanced																500
Advances, outstanding amount																€ 150